REVENUE (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Revenue from Contract with Customer [Abstract]
Provision for the contract settlement	$ 1,252,076	$ 1,252,076